Revenue - Summary of Revenue Disaggregated by Segment and by Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,697.4	$ 1,646.6	$ 1,421.1
Containership Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,543.0	1,460.4
Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	154.4	186.2
Operating lease revenue
Disaggregation Of Revenue [Line Items]
Revenue	1,593.4	1,589.6
Operating lease revenue | Containership Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,457.0	1,409.9
Operating lease revenue | Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	136.4	179.7
Interest income from leasing
Disaggregation Of Revenue [Line Items]
Revenue	73.8	46.1
Interest income from leasing | Containership Leasing
Disaggregation Of Revenue [Line Items]
Revenue	73.8	46.1
Interest income from leasing | Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	0.0	0.0
Other
Disaggregation Of Revenue [Line Items]
Revenue	30.2	10.9
Other | Containership Leasing
Disaggregation Of Revenue [Line Items]
Revenue	12.2	4.4
Other | Mobile Power Generation
Disaggregation Of Revenue [Line Items]
Revenue	$ 18.0	$ 6.5